PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT & EQUIPMENT
PROPERTY, PLANT & EQUIPMENT

NOTE 4: PROPERTY, PLANT & EQUIPMENT

Property, plant and equipment consists of the following:

	December 31,	December 31,
	2013	2012
Computer & Peripherals	$25,478	$25,478
Accumulated Deprecation	(21,631)	(18,435)
Property Plant & Equipment, Net	$3,847	$7,043

Depreciation expense totaled $3,196 and $3,883 for the years ended December 31, 2013 and 2012, respectively.